Leases	12 Months Ended
Dec. 31, 2023
Leases Disclosure [Abstract]
Leases
12. Leases
The movements in 2023 and 2022 were as follows:

Right-of-use assets	Land and buildings[1] £m	Plant and machinery £m	Total £m
1 January 2022	1,357.0	38.1	1,395.1
Additions	363.8	23.8	387.6
Transfers to net investment in subleases	(7.0)	—	(7.0)
Disposals	(42.2)	(0.8)	(43.0)
Depreciation of right-of-use assets	(245.3)	(16.9)	(262.2)
Impairment charges included within restructuring costs	(33.3)	(0.2)	(33.5)
Exchange adjustments	89.2	2.3	91.5
31 December 2022	1,482.2	46.3	1,528.5
Additions	255.0	49.6	304.6
Transfers to net investment in subleases	(4.6)	—	(4.6)
Disposals	(9.2)	(1.1)	(10.3)
Depreciation of right-of-use assets	(235.9)	(20.9)	(256.8)
Impairment charges included within restructuring costs	(128.8)	—	(128.8)
Exchange adjustments	(49.1)	(1.3)	(50.4)
31 December 2023	1,309.6	72.6	1,382.2
Note
[1]For the year ended 31 December 2023, the Company has £20.8 million (2022: £18.5 million) of right-of-use assets that are classified as investment property.

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2022	2,002.5	39.3	2,041.8
Additions	353.6	23.7	377.3
Interest expense related to lease liabilities	94.2	1.5	95.7
Disposals	(46.1)	(1.9)	(48.0)
Repayment of lease liabilities (including interest)	(385.6)	(16.4)	(402.0)
Exchange adjustments	143.6	2.2	145.8
31 December 2022	2,162.2	48.4	2,210.6
Additions	237.7	50.2	287.9
Interest expense related to lease liabilities	103.4	2.9	106.3
Disposals	(11.4)	(1.7)	(13.1)
Repayment of lease liabilities (including interest)	(340.0)	(21.6)	(361.6)
Exchange adjustments	(74.1)	(1.5)	(75.6)
31 December 2023	2,077.8	76.7	2,154.5
The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

	2023	2022	2021
	£m	£m	£m
Depreciation of right-of-use assets:
Land and buildings	(235.9)	(245.3)	(254.7)
Plant and machinery	(20.9)	(16.9)	(18.2)
Impairment charges	(128.8)	(33.5)	(12.5)
Short-term lease expense	(22.2)	(20.2)	(18.0)
Low-value lease expense	(2.8)	(1.9)	(2.3)
Variable lease expense	(45.5)	(57.3)	(56.2)
Sublease income	17.3	18.6	17.3
Charge to operating profit	(438.8)	(356.5)	(344.6)
Interest expense related to lease liabilities	(106.3)	(95.7)	(90.9)
Charge to profit before taxation for leases	(545.1)	(452.2)	(435.5)
Variable lease payments primarily include real estate taxes and insurance costs.
The maturity of lease liabilities at 31 December 2023 and 2022 were as follows:

	2023	2022
	£m	£m
Within one year	405.9	379.1
Between one and two years	326.9	337.7
Between two and three years	282.1	293.0
Between three and four years	261.0	252.3
Between four and five years	231.1	234.8
Over five years	1,265.2	1,328.5
	2,772.2	2,825.4
Effect of discounting	(617.7)	(614.8)
Lease liability at end of year	2,154.5	2,210.6
Short-term lease liability	292.3	282.4
Long-term lease liability	1,862.2	1,928.2
The total committed future cash flows for leases not yet commenced at 31 December 2023 is £280.0 million (2022: £440.0 million).
The Group does not face a significant liquidity risk with regard to its lease liabilities. Refer to note 24 for management of liquidity risk.